Pension and other post-employment benefit plans (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		$ 461	$ 188	$ 481
Expenses for defined contribution plans		326	268	243
Total pension and other post-employment benefit plan expenses	[1]	787	457	723
of which: UK plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		82	80	72
of which: US plan
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		173	127	110
of which: remaining plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		71	61	61
of which: related to major pension plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		440	186	460
of which: Swiss plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[2]	417	153	414
Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain related to past service			59
of which: UK plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		3	11	15
of which: US and German plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		21	22	31
of which: related to post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		2	(11)	3
of which: related to remaining plans and other expenses
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[3]	18	13	17
UBS AG
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		291	140	365
Expenses for defined contribution plans		278	223	236
Total pension and other post-employment benefit plan expenses	[1]	569	363	601
UBS AG | of which: UK plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		34	35	65
UBS AG | of which: US plan
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		173	127	110
UBS AG | of which: remaining plans
Postemployment Benefit Expense [Line Items]
Expenses for defined contribution plans		71	61	61
UBS AG | of which: related to major pension plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		271	141	354
UBS AG | of which: Swiss plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[2]	248	108	307
Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain related to past service			34
UBS AG | of which: UK plan
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		3	11	15
UBS AG | of which: US and German plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		21	22	31
UBS AG | of which: related to post-employment medical insurance plans
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		2	(11)	3
UBS AG | of which: related to remaining plans and other expenses
Postemployment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[3]	$ 17	$ 10	$ 8

[1]
Changes to the pension fund of UBS in Switzerland in 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 29 for more information.

[2]	Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 29a for more information on these changes.
[3]	Other expenses include differences between actual and estimated performance award accruals.